Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2021 R / €	Jun. 30, 2021 R / € R / $	Jun. 30, 2020 R / €	Jun. 30, 2020 R / $ R / €	Jun. 30, 2021 R / $	Jun. 30, 2020 R / $
Financial risk management and financial instruments
Average rate	18.38	15.40	17.34	15.69
Closing rate	16.93	16.93	19.46	19.46	14.28	17.33